ORGANIZATION AND DESCRIPTION OF BUSINESS (Detail Textuals) - shares					1 Months Ended	9 Months Ended
	May 08, 2019	Mar. 01, 2019	Sep. 11, 2017	Jun. 13, 2016	Apr. 24, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2017	Jun. 10, 2017	Jun. 09, 2017	Jul. 31, 2016
Schedule Of Equity [Line Items]
Number of stock issued						20,245,519
Common stock, shares authorized						1,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000	100,000,000	100,000,000
Forward split			Forward split at the rate of fifty (50) shares for every one (1) (50:1)	forward split at the rate of fifty (50) shares for every one (1) (50:1)	ten (10) shares for every one (1) share held ("10-1 Reverse Split")
Subsequent event
Schedule Of Equity [Line Items]
Number of stock issued		103,967,474
Common stock, shares authorized	1,000,000,000
Forward split	10 shares for every 1 share held ("10-1 Reverse Split")
President and Chief Executive Officer
Schedule Of Equity [Line Items]
Number of stock issued				13,869,150